CONSOLIDATED STATEMENT OF OPERATIONS ₫ in Millions		12 Months Ended
		Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫) [1]	Dec. 31, 2022 VND (₫) [1]
Revenue from leasing activities		₫ 1,052,873	$ 43,265,790	₫ 1,005,388	₫ 220,570
Revenues	[2]	44,019,015	1,808,876,721	27,883,821	13,927,746
Cost of leasing activities		(877,860)	(36,073,968)	(971,154)	(205,882)
Cost of sales		(69,296,654)	(2,847,612,657)	(41,594,732)	(26,974,525)
Gross loss		(25,277,639)	(1,038,735,936)	(13,710,911)	(13,046,779)
Operating expenses:
Research and development costs		(10,025,329)	(411,971,605)	(15,414,442)	(21,196,862)
Selling and distribution costs		(7,995,602)	(328,563,879)	(5,661,737)	(5,222,963)
Administrative expenses		(8,892,429)	(365,417,259)	(5,611,548)	(4,210,502)
Net other operating expenses		(3,208,159)	(131,833,121)	(1,572,015)	(879,141)
Operating loss		(55,399,158)	(2,276,521,800)	(41,970,653)	(44,556,247)
Finance income		354,530	14,568,728	422,746	163,120
Finance costs		(19,108,150)	(785,212,657)	(13,782,105)	(8,729,279)
Net gain/(loss) on financial instruments at fair value through profit or loss		(3,183,030)	(130,800,493)	(4,879,833)	1,226,012
Share of profit/ (losses) from equity investees		(48,836)	(2,006,821)	36,422	32
Loss before income tax expense		(77,384,644)	(3,179,973,043)	(60,173,423)	(51,896,362)
Tax expense		29,695	1,220,259	(76,925)	(1,062,335)
Net loss for the year		(77,354,949)	(3,178,752,784)	(60,250,348)	(52,958,697)
Net loss attributable to non-controlling interests		(89,585)	(3,681,323)	(82,222)	(70,885)
Net loss attributable to controlling interest		(77,265,364)	(3,175,071,461)	(60,168,126)	(52,887,812)
Vehicles
Revenues		40,145,556	1,649,704,376	25,398,136	12,655,158
Cost of sales, excluding leasing activities		(66,117,104)	(2,716,955,167)	(38,809,282)	(25,635,068)
Merchandise
Revenues		101,134	4,155,907	142,800	112,206
Cost of sales, excluding leasing activities		(104,845)	(4,308,404)	(155,959)	(151,353)
Spare parts and components
Revenues		1,823,617	74,938,032	882,146	717,080
Cost of sales, excluding leasing activities		(700,805)	(28,798,233)	(608,611)	(592,587)
Rendering of services
Revenues		895,835	36,812,616	455,351	222,732
Cost of sales, excluding leasing activities		₫ (1,496,040)	$ (61,476,885)	₫ (1,049,726)	₫ (389,635)

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).
[2]	Including sales to related parties in 2022, 2023 and 2024 of VND1,023.3 billion, VND19,305.4 billion and VND13,482.8 billion (USD554 million), respectively.